Document and Entity Information Document and Entity Information	Mar. 25, 2024
Document Information [Line Items]
Entity Central Index Key	0001214816
Entity Registrant Name	AXIS CAPITAL HOLDINGS LTD
Entity Emerging Growth Company	false
Pre-commencement Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Entity Tax Identification Number	98-0395986
Entity File Number	001-31721
Entity Incorporation, State or Country Code	D0
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 25, 2024
Entity Address, Address Line One	92 Pitts Bay Road
Entity Address, City or Town	Pembroke
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 08
City Area Code	441
Local Phone Number	496-2600
Common Stock
Document Information [Line Items]
Security Exchange Name	NYSE
Trading Symbol	AXS
Title of 12(b) Security	Common shares, par value $0.0125 per share
Series E Preferred Stock
Document Information [Line Items]
Security Exchange Name	NYSE
Trading Symbol	AXS PRE
Title of 12(b) Security	Depositary shares, each representing a 1/100th interest in a 5.50% Series E preferred share